Document and Entity Information	12 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	U-HAUL HOLDING COMPANY
Central Index Key	0000004457